Shareholder Report, Average Annual Return (Details) 74200004400_Franklin International Core Equity -IU- Fund_Single Class_TSR Annual {Class A}	12 Months Ended	60 Months Ended	83 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin International Core Equity (IU) Fund
Average Annual Return, Percent	26.70%	9.88%	12.12%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	28.46%	9.22%	11.11%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	24.92%	9.87%	11.57%